Goodwill And Other Intangible Assets (Summary Of Company's Goodwill And Other Intangible Assets (Net)) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Indefinite-Lived Intangibles, Beginning balance			$ 277	$ 314
Indefinite-Lived Intangibles, impairment			(46)	(37)
Indefinite-Lived Intangibles, Ending balance		277	232	277	314
Net Goodwill, Beginning Balance			838	1,117
Net Goodwill, Impairment	(91)	(259)	(95)	(259)
Net Goodwill, Tax adjustment				(19)
Net Goodwill, Alleged defective liability adjustment			36
Foreign currency			1	(1)
Net Goodwill, Ending Balance		838	787	838	1,117
Total Goodwill and Indefinite- Lived Intangibles, Beginning Balance			1,115	1,431
Total Goodwill and Indefinite- Lived Intangibles, impairment			(141)	(296)
Total Goodwill and Indefinite- Lived Intangibles, Tax adjustment				(19)
Total Goodwill and Indefinite- Lived Intangibles, alleged defective products liability adjustment			36
Total Goodwill and Indefinite- Lived Intangibles, Foreign currency			1	(1)
Total Goodwill and Indefinite- Lived Intangibles, Ending balance		1,115	1,019	1,115	1,431
Definite-Lived Intangibles (Net), Beginning Balance			434	484
Definite-Lived Intangibles (Net), impairment
Definite-Lived Intangibles (Net), Tax adjustment
Definite-Lived Intangibles (Net), Amortization expense			(49)	(48)	(49)
Definite-Lived Intangibles (Net), Foreign currency			1	(2)
Definite-Lived Intangibles (Net), Ending Balance		434	408	434	484
Property, Plant And Equipment [Member]
Goodwill [Line Items]
Net Goodwill, Property, plant and equipment adjustment			8
Property, Plant And Equipment [Member]
Goodwill [Line Items]
Net Goodwill, Property, plant and equipment adjustment			8
BERU [Member]
Goodwill [Line Items]
Indefinite-Lived Intangibles, Acquisition			1
Net Goodwill, Acquisition
Total goodwill and Indefinite lived intangibles, Acquisition			1
Definite-Lived Intangibles (Net), Beru Acquisition			22
2011 Impairment Finalization [Member]
Goodwill [Line Items]
Net Goodwill, Impairment			(1)
Total Goodwill and Indefinite- Lived Intangibles, impairment			(1)
Definite-Lived Intangibles (Net), impairment